Not FDIC Insured May Lose Value No Bank Guarantee
TLTEI-Q3PH

Schedule of Investments
(unaudited)
Templeton Emerging Markets Income Fund 2
Notes to Schedule of Investments 10

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited), September 30, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 1.3%
South Africa 1.3%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 93,760,463 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 161,018,517 —
b
Platinum Group Metals Ltd., (CAD
Traded) ...................... Metals & Mining 2,359,882 2,675,564
b
Platinum Group Metals Ltd., (USD
Traded) ...................... Metals & Mining 469,750 530,817
b,d
Platinum Group Metals Ltd., (USD
Traded), 144A ................. Metals & Mining 48,837 55,370
3,261,751
Total Common Stocks (Cost $5,513,828) .......................................
3,261,751
Principal
Amount
*
a a a a a
Convertible Bonds 0.0%
†
Bermuda 0.0%
†
d,e,f,g
Digicel Group Holdings Ltd. , Sub. Bond ,
144A, PIK, 7% , Perpetual ......... Wireless Telecommunication Services 611,735 14,255
Total Convertible Bonds (Cost $168,937) .......................................
14,255
Corporate Bonds 4.1%
Bermuda 0.0%
†
d,e,f
Digicel Group Holdings Ltd. , Senior
Note , 144A, PIK, 8% , 4/01/25 ...... Wireless Telecommunication Services 278,325 61,232
Costa Rica 4.1%
a,c
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8% , 11/15/33 . Financial Services 11,149,920 10,564,431
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 8,125,247 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 2,886,099 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 61,769,102 —
—
Total Corporate Bonds (Cost $45,870,962) ......................................
10,625,663
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 106.0%
Argentina 1.8%
Argentina Government Bond ,
Senior Bond, 3.625%, 7/09/35 ..... 16,852,222 4,198,824
Senior Note, 0.75%, 7/09/30 ...... 967,775 277,589
4,476,413
Brazil 5.7%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/31 .................. 62,380,000 BRL 11,570,763

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Brazil (continued)
Brazil Notas do Tesouro Nacional,
(continued)
F, 10%, 1/01/29 ................ 16,530,000 BRL $ 3,135,177
14,705,940
Colombia 2.1%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 262,000,000 COP 60,415
Colombia Titulos de Tesoreria ,
B, 6.25%, 11/26/25 .............. 131,000,000 COP 29,586
B, 7.5%, 8/26/26 ............... 2,517,200,000 COP 567,810
B, 13.25%, 2/09/33 ............. 7,041,000,000 COP 1,865,420
B, 7.25%, 10/18/34 ............. 5,278,000,000 COP 942,079
B, 6.25%, 7/09/36 .............. 1,386,000,000 COP 218,380
B, 9.25%, 5/28/42 .............. 8,661,000,000 COP 1,689,354
5,373,044
Dominican Republic 5.4%
d
Dominican Republic Government Bond ,
Senior Bond, Reg S, 6.85%, 1/27/45 14,000,000 11,954,880
Senior Bond, 144A, 4.875%, 9/23/32 2,150,000 1,751,894
13,706,774
Ecuador 7.3%
d
Ecuador Government Bond ,
Senior Bond, 144A, 3.5%, 7/31/35 .. 30,733,500 11,504,001
Senior Note, 144A, 6%, 7/31/30 .... 14,039,700 7,204,351
18,708,352
Egypt 8.3%
d
Egypt Government Bond ,
Senior Bond, 144A, 7.6%, 3/01/29 .. 7,270,000 4,693,875
Senior Bond, 144A, 5.875%, 2/16/31 1,990,000 1,102,416
Senior Bond, 144A, 7.625%, 5/29/32 1,080,000 625,236
Senior Bond, 144A, 7.3%, 9/30/33 .. 6,170,000 3,446,025
Senior Bond, 144A, 8.5%, 1/31/47 .. 8,950,000 4,802,838
Senior Bond, 144A, 7.903%, 2/21/48 290,000 149,422
Senior Bond, 144A, 8.7%, 3/01/49 .. 540,000 291,074
Senior Bond, 144A, 8.875%, 5/29/50 2,270,000 1,237,037
Senior Bond, 144A, 8.75%, 9/30/51 . 7,950,000 4,297,897
Senior Bond, 144A, 7.5%, 2/16/61 .. 1,130,000 574,097
21,219,917
El Salvador 0.7%
d
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 2,650,000 1,883,003
Ethiopia 2.7%
d
Ethiopia Government Bond, Senior
Bond, 144A, 6.625%, 12/11/24 ..... 10,520,000 6,837,264
Gabon 1.1%
d
Gabon Government Bond, Senior Bond,
144A, 6.625%, 2/06/31 ........... 3,650,000 2,723,813

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana 2.2%
e
Ghana Government Bond ,
PIK, 5%, 2/16/27 ............... 16,197,701 GHS $ 869,232
PIK, 8.5%, 2/15/28 .............. 16,209,650 GHS 766,877
PIK, 8.65%, 2/13/29 ............. 15,743,851 GHS 663,710
PIK, 8.8%, 2/12/30 .............. 15,755,447 GHS 599,029
PIK, 8.95%, 2/11/31 ............. 14,759,407 GHS 525,719
PIK, 9.1%, 2/10/32 .............. 14,770,262 GHS 500,038
PIK, 9.25%, 2/08/33 ............. 14,781,118 GHS 481,600
PIK, 9.4%, 2/07/34 .............. 8,078,877 GHS 256,030
PIK, 9.55%, 2/06/35 ............. 8,084,806 GHS 251,403
PIK, 9.7%, 2/05/36 .............. 8,090,734 GHS 248,621
PIK, 9.85%, 2/03/37 ............. 8,096,663 GHS 247,271
PIK, 10%, 2/02/38 .............. 8,102,592 GHS 247,033
5,656,563
Hungary 5.9%
Hungary Government Bond ,
3%, 6/26/24 ................... 753,000,000 HUF 1,964,903
1%, 11/26/25 .................. 2,010,100,000 HUF 4,726,950
3%, 10/27/27 .................. 172,900,000 HUF 395,829
4.75%, 11/24/32 ................ 3,566,400,000 HUF 8,041,414
15,129,096
India 5.5%
India Government Bond, 7.26%, 1/14/29 1,177,000,000 INR 14,176,163
Indonesia 5.9%
Indonesia Government Bond ,
FR59, 7%, 5/15/27 .............. 1,445,000,000 IDR 94,915
FR68, 8.375%, 3/15/34 .......... 41,273,000,000 IDR 2,979,668
FR73, 8.75%, 5/15/31 ........... 3,985,000,000 IDR 289,140
FR82, 7%, 9/15/30 .............. 4,047,000,000 IDR 265,224
FR87, 6.5%, 2/15/31 ............ 6,848,000,000 IDR 435,095
FR91, 6.375%, 4/15/32 .......... 19,224,000,000 IDR 1,214,626
FR96, 7%, 2/15/33 .............. 150,696,000,000 IDR 9,833,121
15,111,789
Ivory Coast 3.8%
d
Ivory Coast Government Bond ,
Senior Bond, 144A, 5.25%, 3/22/30 . 2,500,000 EUR 2,218,931
Senior Bond, 144A, 5.875%, 10/17/31 4,000,000 EUR 3,502,081
Senior Bond, 144A, 4.875%, 1/30/32 5,000,000 EUR 4,037,182
9,758,194
Malaysia 11.7%
Malaysia Government Bond ,
3.478%, 6/14/24 ................ 10,210,000 MYR 2,178,003
4.181%, 7/15/24 ................ 3,730,000 MYR 798,804
4.059%, 9/30/24 ................ 6,370,000 MYR 1,364,407
3.882%, 3/14/25 ................ 7,760,000 MYR 1,664,569
3.955%, 9/15/25 ................ 3,710,000 MYR 796,277
3.9%, 11/30/26 ................. 4,970,000 MYR 1,066,980
3.502%, 5/31/27 ................ 1,660,000 MYR 350,873
3.899%, 11/16/27 ............... 58,430,000 MYR 12,543,979
3.733%, 6/15/28 ................ 820,000 MYR 174,273
4.498%, 4/15/30 ................ 11,020,000 MYR 2,430,054

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Malaysia (continued)
Malaysia Government Bond, (continued)
3.582%, 7/15/32 ................ 31,830,000 MYR $ 6,559,515
29,927,734
Mexico 8.0%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 17,130,000 MXN 987,448
M, Senior Bond, 7.75%, 11/23/34 ... 53,170,000 MXN 2,602,135
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 85,760,000 MXN 4,182,277
M, Senior Bond, 8.5%, 5/31/29 ..... 8,900,000 MXN 477,818
M, Senior Bond, 8.5%, 11/18/38 .... 31,390,000 MXN 1,588,522
M, Senior Bond, 7.75%, 11/13/42 ... 67,590,000 MXN 3,125,478
Petroleos Mexicanos , Senior Note,
6.84%, 1/23/30 ................ 9,790,000 7,658,050
20,621,728
Mongolia 2.2%
d
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 5,570,000 4,307,003
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 187,021
Senior Note, 144A, 3.5%, 7/07/27 .. 1,380,000 1,162,152
5,656,176
Oman 6.1%
d
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 15,970,000 15,508,866
Romania 2.4%
d
Romania Government Bond ,
144A, 1.75%, 7/13/30 ............ 950,000 EUR 762,314
144A, 2.75%, 4/14/41 ............ 1,420,000 EUR 885,916
144A, 2.875%, 4/13/42 ........... 7,350,000 EUR 4,590,608
6,238,838
Seychelles 1.3%
d
Seychelles International Bond, Senior
Bond, Reg S, 8%, 1/01/26 ........ 3,275,850 3,357,746
Sri Lanka 0.5%
d,f
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.2%, 5/11/27 .. 2,420,000 1,130,236
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 93,893
Senior Bond, 144A, 7.85%, 3/14/29 . 291,000 136,622
1,360,751
Supranational 4.1%
h
Asian Development Bank, Senior Note,
11.75%, 7/24/24 ................ 43,233,000,000 COP 10,432,956
Thailand 5.3%
Thailand Government Bond ,
1%, 6/17/27 ................... 478,560,000 THB 12,295,217
Senior Note, 2.65%, 6/17/28 ...... 49,800,000 THB 1,350,492
13,645,709

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Uzbekistan 3.4%
d
Uzbekistan Government Bond, Senior
Note, 144A, 14%, 7/19/24 ........ 107,400,000,000 UZS $ 8,819,197
Zambia 2.6%
Zambia Government Bond, 14%,
11/23/27 ..................... 182,000,000 ZMW 6,686,201
Total Foreign Government and Agency Securities (Cost $315,823,606) ............
271,722,227
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 1,140,749 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $367,377,333) ...............................
285,623,896
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, November Strike
Price 18.40 MXN, Expires 11/01/23 . 1 14,696,000 55,979
55,979
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.04 MXN, Expires 2/01/24 .. 1 7,348,000 7,332
7,332
Total Options Purchased (Cost $135,865) ......................................
63,311
Short Term Investments 4.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 3.4%
United States 3.4%
i
U.S. Treasury Bills, 10/05/23 ........ 8,700,000 8,696,183
Total U.S. Government and Agency Securities (Cost $8,694,927) ..................
8,696,183

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.7%
United States 0.7%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ......... 1,906,122 $ 1,906,122
Total Money Market Funds (Cost $1,906,122) ...................................
1,906,122
a a a a a
Total Short Term Investments (Cost $10,601,049 ) ................................
10,602,305
a a a
Total Investments (Cost $378,114,247) 115.5% ..................................
$296,289,512
Options Written (0.0)%
†
......................................................
(76,357)
Credit Facility (19.5)% ........................................................
(50,000,000)
Other Assets, less Liabilities 4.0% .............................................
10,203,420
Net Assets 100.0% ...........................................................
$256,416,575
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
a
Puts - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.76 MXN, Expires 2/01/24 .. 1 14,696,000 (76,357)
(76,357)
Total Options Written (Premiums received $155,043) ............................
$ (76,357)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $115,909,748, representing 45.2% of net assets.
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Perpetual security with no stated maturity date.
h
A supranational organization is an entity formed by two or more central governments through international treaties.
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 4 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At September 30, 2023, the Fund had the following forward exchange contracts outstanding.
At September 30, 2023, the Fund had the following interest rate swap contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 15,260,000 3,122,059 10/03/23 $ — $ (86,270)
Brazilian Real ...... JPHQ Sell 15,260,000 3,017,301 10/03/23 — (18,488)
Brazilian Real ...... MSCO Buy 44,800,000 9,158,370 10/03/23 — (245,963)
Brazilian Real ...... MSCO Sell 44,800,000 8,859,008 10/03/23 — (53,400)
Indian Rupee ...... HSBK Buy 1,382,976,200 16,804,085 10/05/23 — (151,706)
Indian Rupee ...... HSBK Sell 1,382,976,200 16,646,319 10/05/23 — (6,060)
Columbian Peso .... GSCO Buy 31,120,000,000 6,123,875 10/12/23 1,483,472 —
Columbian Peso .... MSCO Buy 45,760,000,000 9,838,110 10/12/23 1,348,014 —
Chilean Peso ...... MSCO Buy 5,214,270,000 6,022,140 10/16/23 — (171,218)
Chilean Peso ...... MSCO Sell 5,214,270,000 5,854,783 10/16/23 3,861 —
Peruvian Nuevo Sol . JPHQ Buy 6,695,600 1,805,523 11/02/23 — (39,689)
Peruvian Nuevo Sol . JPHQ Sell 6,695,600 1,794,105 11/02/23 28,271 —
Uruguayan Peso .... HSBK Buy 565,240,000 14,777,903 11/06/23 — (108,324)
Columbian Peso .... JPHQ Buy 20,699,500,000 5,096,516 11/14/23 — (80,903)
Chilean Peso ...... GSCO Buy 2,199,502,857 2,507,985 11/16/23 — (41,084)
Chilean Peso ...... GSCO Sell 2,199,502,857 2,460,432 11/16/23 — (6,469)
Brazilian Real ...... JPHQ Buy 15,260,000 2,993,272 12/04/23 17,784 —
Brazilian Real ...... MSCO Buy 44,800,000 8,789,139 12/04/23 50,658 —
South Korean Won .. DBAB Buy 17,292,000,000 13,101,191 12/20/23 — (262,244)
South Korean Won .. HSBK Buy 526,000,000 398,274 12/20/23 — (7,730)
Thai Baht ......... DBAB Buy 465,792,000 13,148,765 12/20/23 — (323,880)
Indian Rupee ...... HSBK Buy 1,382,976,200 16,574,102 1/08/24 — (14,834)
Indian Rupee ...... HSBK Buy 356,808,577 4,279,922 2/12/24 — (17,027)
Indian Rupee ...... CITI Buy 837,760,460 10,019,860 3/20/24 — (34,236)
Total Forward Exchange Contracts ................................................... $2,932,060 $(1,669,525)
Net unrealized appreciation (depreciation) ............................................ $1,262,534
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 7.565% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 8,093,521 BRL $ (213,035) $ — $ (213,035)
Receive Fixed 7.62% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 7,983,000 BRL (205,996) — (205,996)
Receive Fixed 7.625% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 9,180,972 BRL (237,669) — (237,669)

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 14.
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 8.19% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 900,000 BRL $ (29,102) $ — $ (29,102)
Receive Fixed 8.675% . Quarterly
Pay Floating 1-day Map
new entry ......... Quarterly 9/25/28 COP (381,435) — (381,435)
Receive Fixed 8.37% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,443,981 BRL (65,011) — (65,011)
Receive Fixed 8.405% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 2,006,000 BRL (89,122) — (89,122)
Receive Fixed 8.45% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,795,371 BRL (78,648) — (78,648)
Receive Fixed 8.485% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 955,784 BRL (41,426) — (41,426)
Total Interest Rate Swap Contracts ............................... $(1,341,444) $ — $(1,341,444)
*
In U.S. dollars unless otherwise indicated.

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act)
as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At September 3 0 , 202 3 , investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2023, the Fund held investments in affiliated management investment companies as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Income Fund
93,760,463
a
K2016470219 South Africa Ltd., A ............... 5/10/11 - 2/01/17 $ 538,947 $ —
161,018,517
a
K2016470219 South Africa Ltd., B ............... 5/10/11 - 2/01/17 119,550 —
11,149,920
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 11,149,920 10,564,431
Total Restricted Securities (Value is 4.1% of Net Assets) .............. $11,808,417 $10,564,431
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of September 30, 2023.
2. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $6,444,170 $140,173,800 $(144,711,848) $— $— $1,906,122 1,906,122 $392,261
Total Affiliated Securities ... $6,444,170 $140,173,800 $(144,711,848) $— $— $1,906,122 $392,261
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa ........................... $ 3,261,751 $ — $ —
a
$ 3,261,751
Convertible Bonds ....................... — 14,255 — 14,255
Corporate Bonds :
Bermuda ............................. — 61,232 — 61,232
Costa Rica ............................ — — 10,564,431 10,564,431
South Africa ........................... — — —
a
—
Foreign Government and Agency Securities .... — 271,722,227 — 271,722,227
Escrows and Litigation Trusts ............... — — —
a
—
Options purchased ....................... — 63,311 — 63,311
Short Term Investments ................... 1,906,122 8,696,183 — 10,602,305
Total Investments in Securities ........... $5,167,873 $280,557,208 $10,564,431 $296,289,512
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 2,932,060 $ — $ 2,932,060
Total Other Financial Instruments ......... $— $2,932,060 $— $2,932,060
4. Investments in Affiliated Management Investment Companies
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2023, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2023, are as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund (continued)
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 76,357 $ — $ 76,357
Forward exchange contracts ................ — 1,669,525 — 1,669,525
Swap contracts .......................... — 1,341,444 — 1,341,444
Total Other Financial Instruments ......... $— $3,087,326 $— $3,087,326
a
Includes financial instruments determined to have no value at September 30, 2023.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Corporate Bonds :
Costa Rica ... 10,811,793 — (319,680) — — — — 72,318 10,564,431 53,984
South Africa .. —
b
— — — — — — — —
b
—
Escrows and
Litigation Trusts —
b
— — — — — — — —
b
—
Total Investments in
Securities ....... $10,811,793 $— $(319,680) $— $— $— $— $72,318 $10,564,431 $53,984
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Period
Valuation
Technique
Unobservable
Inputs Amount
Impact to Fair
Value if Input
Increases
a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
.....
$10,564,431 Discounted cash
flow
Discount rate
b
9.3% Decrease
All Other
...........
—
c
Total
..................
$10,564,431
5. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS spread, and an incremental issuer credit spread combined to arrive at an 8%
yield on issue date for an 8% coupon bond issued at par. The incremental issuer spread is further adjusted to reflect the current market spread for similar credits above the Costa Rican credit spread.
c
Includes financial instruments determined to have no value at September 30, 2023.
Counterparty
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
CDI certificado de deposito interbancário
PIK Payment-In-Kind
Cu r rency
BRL Brazilian Real
COP Colombian Peso
EUR Euro
GHS Ghanaian Cedi
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
THB Thai Baht
USD United States Dollar
UZS Uzbekistani Som
ZMW Zambian Kwacha
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.